GENERAL	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
GENERAL	GENERAL
Taiwan Semiconductor Manufacturing Company Limited (TSMC), a Republic of China (R.O.C.)
corporation, was incorporated on February 21, 1987. TSMC is a dedicated foundry in the semiconductor industry which engages mainly in the manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing of masks.
On September 5, 1994, TSMC’s shares were listed on the Taiwan Stock Exchange (TWSE). On October 8,
1997, TSMC listed some of its shares of stock on the New York Stock Exchange (NYSE) in the form of
American Depositary Shares (ADSs).
The address of its registered office and principal place of business is No. 8, Li-Hsin Rd. 6, Hsinchu Science
Park, Taiwan. The principal operating activities of TSMC’s subsidiaries are described in Note 5.